Annual Total Returns - Franklin Growth Allocation Fund [BarChart] - Franklin Fund Allocator Series FAS-26 - Franklin Growth Allocation Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(3.15%)
Annual Return 2012	10.52%
Annual Return 2013	20.98%
Annual Return 2014	4.95%
Annual Return 2015	(1.66%)
Annual Return 2016	5.36%
Annual Return 2017	19.45%
Annual Return 2018	(6.45%)
Annual Return 2019	21.90%
Annual Return 2020	14.58%